RELATED PARTY TRANSACTIONS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Due from related parties	$ 1,152	$ 1,427
Financial instrument assets	132	124
Non-current assets
Financial instrument assets	244	301
Current liabilities
Due to related parties	624	456
Total	677	930
Non-current liabilities
Due to related parties	677	930
Non-recourse borrowings	12,840	14,181
Brookfield
Current assets
Due from related parties	37	39
Non-current assets
Financial instrument assets	86	170
Current liabilities
Due to related parties	39	26
Non-current liabilities
Due to related parties	75	79
The partnership
Current assets
Due from related parties	1,102	1,366
Non-current assets
Due from related parties	9	9
Current liabilities
Due to related parties	393	238
Non-current liabilities
Due to related parties	594	850
Equity-accounted investments and other
Current assets
Due from related parties	13	22
Current liabilities
Due to related parties	6	8
Non-current liabilities
Due to related parties	8	1
Brookfield Reinsurance and associates
Current liabilities
Due to related parties	186	184
Brookfield, Brookfield renewable, and equity-accounted investments and other
Current liabilities
Due to related parties	624	456
Brookfield Reinsurance and associates
Non-current liabilities
Non-recourse borrowings	$ 14	$ 14